Summary of Stock Option Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Available for Grant
Beginning balance	593,011	45,259	549,833	108,911
Options authorized	150,000	998,948	250,000	900,000
Options granted	(560,854)	(658,789)	(850,977)	(471,915)
Options cancelled	151,913	207,593	86,835	12,670
Options repurchased			9,568	167
Ending balance	334,070	593,011	45,259	549,833
Shares Subject to Outstanding Options
Beginning balance	3,451,178	3,104,399	2,393,593	1,986,475
Options granted	560,854	658,789	850,977	471,915
Options exercised	(72,204)	(104,417)	(53,336)	(52,127)
Options cancelled	(151,913)	(207,593)	(86,835)	(12,670)
Ending balance	3,787,915	3,451,178	3,104,399	2,393,593
Weighted-Average Exercise Price Per Share
Beginning balance	$ 6.35	$ 6.03	$ 5.13	$ 4.16
Options granted	$ 13.98	$ 7.38	$ 8.35	$ 9.00
Options exercised	$ 3.52	$ 3.04	$ 3.10	$ 3.36
Options cancelled	$ 7.33	$ 6.36	$ 5.86	$ 5.30
Ending balance	$ 7.50	$ 6.35	$ 6.03	$ 5.13